Long-Term Debt - Additional Information (Details)										1 Months Ended		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 15, 2025 USD ($)	Dec. 06, 2024 USD ($) $ / shares shares	Nov. 04, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Sep. 11, 2024 USD ($) trading_day $ / shares	Mar. 04, 2024 USD ($) trading_day lender $ / shares shares	Nov. 15, 2021 USD ($)	Aug. 05, 2021 USD ($)	Jun. 14, 2021 USD ($)	Feb. 29, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) investor	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) trading_day $ / shares	Jun. 30, 2024 USD ($)	Nov. 15, 2025 USD ($) shares	Dec. 31, 2024 USD ($) trading_day $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 15, 2025 $ / shares	Jan. 09, 2025 USD ($)	Sep. 26, 2024	Jun. 30, 2021 USD ($)	Feb. 24, 2021 USD ($)	May 05, 2020 USD ($)
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt														$ (2,033,666)	$ 0		$ (383,511)	$ 0
Unamortized debt issuance expense												$ 10,028,399		10,028,399			4,938,362
Long-term debt												$ 10,136,698		$ 10,136,698			$ 9,933,392
Number of investors | investor											5
Share price (in dollars per share) | $ / shares												$ 2.01		$ 2.01			$ 2.16
Debt instrument, convertible, threshold trading days | trading_day						5								3			3
Debt instrument, convertible, threshold consecutive trading days | trading_day														5			5
Other expense, net												$ 9,498	$ (187,394)	$ (8,739,955)	(208,325)		$ (560,648)	(544,566)
Yorkville
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares						333,334
Convertible Note Warrants
Short-Term Debt [Line Items]
Shares issued (in shares) | shares						1,865
PPP Loan 2
Short-Term Debt [Line Items]
Debt amount							$ 228,019										64,061	118,369					$ 1,158,265
Debt forgiveness amount							930,246
Debt forgiveness amount, interest portion							6,822
Debt instrument, periodic payment							$ 4,605
Debt instrument, interest rate, stated percentage							1.00%
Long-term debt, current maturities																	54,864	54,308
Long-term debt																	9,197	64,061
Interest expense																		3,004
PPP Loan 1
Short-Term Debt [Line Items]
Debt amount								$ 285,115									31,920	107,979						$ 1,158,266
Debt forgiveness amount									$ 873,151
Debt forgiveness amount, interest portion									$ 9,823
Debt instrument, periodic payment								$ 6,400
Debt instrument, interest rate, stated percentage								1.00%
Long-term debt, current maturities																		76,058
Long-term debt																		$ 31,921
Interest expense																	1,695
The Note
Short-Term Debt [Line Items]
Debt, term																						6 months
Minimum proceeds, conversion threshold																						$ 15,000,000
Conversion price rate																						90.00%
Debt fee amount											$ 20,000
Unamortized debt issuance expense											32,828
Conversion of stock, shares converted (in shares) | shares						119,756
The Note | Convertible Note Warrants
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																		1,697
Class of warrant or right, outstanding (in shares) | shares						5,440
Warrants outstanding value											156,505
The Note | $12.40 Exercise Price
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																		1,180
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 37.20
The Note | $11.67 Exercise Price
Short-Term Debt [Line Items]
Shares issued (in shares) | shares																		517
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 35.01
The Note | Convertible Debt
Short-Term Debt [Line Items]
Debt amount						$ 3,233,388					2,495,000
Debt instrument, interest rate, stated percentage																						12.00%
Debt instrument, face amount																						$ 10,000,000
Interest payable											635,854
Gain (loss) on extinguishment of debt											$ (376,086)
Bridge Loan
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage											0.00%
Interest expense																	25,663	$ 21,592
Debt instrument, face amount											$ 200,000
Unamortized debt issuance expense																		25,663
Long-term debt																	0	774,337
Maturity cash value option rate											120.00%
Maturity cash value option											$ 240,000
Share price (in dollars per share) | $ / shares						$ 6.00
Lenders who opted for the cash value option | lender						4
Total number of lenders | lender						5
Note and US Capital Note | Convertible Debt
Short-Term Debt [Line Items]
Interest expense																	88,692	340,758
Interest payable																		50,037
Unamortized debt issuance expense																		36,194
Long-term debt																		$ 3,294,659
US Capital Note
Short-Term Debt [Line Items]
Conversion of stock, shares converted (in shares) | shares						33,334
US Capital Note | Convertible Debt
Short-Term Debt [Line Items]
Long-term debt						$ 200,000
Aggregate Bridge Loans
Short-Term Debt [Line Items]
Interest expense																	160,000
Debt instrument, face amount											$ 1,000,000
Aggregate amount of cash value option portion						$ 960,000
Yorkville Pre-paid Advance
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage						6.00%
Interest expense												0	953,436	519,591	1,187,066		3,685,741
Interest payable																	155,203
Debt fee amount						$ 975,000
Pre-paid advance agreement, term						15 months
Interest increase upon default						18.00%
Commitment fee						$ 375,000
Original issue discount						6.00%
Structuring fee													$ 0		$ 20,000		20,000
Unamortized discount												$ 5,120,900		$ 5,120,900			5,120,900
Outstanding amount																	3,532,591
Derivative liability																	4,807,820
Payment premium																	$ 57,270
Yorkville Pre-paid Advance | Forecast | Omnibus Agreement | Yorkville
Short-Term Debt [Line Items]
Sale of stock, percentage of ownership after transaction																100.00%
Sale of stock, number of shares issued in transaction (in shares) | shares																133,334
Yorkville Pre-paid Advance | Yorkville
Short-Term Debt [Line Items]
Share price (in dollars per share) | $ / shares					$ 2.6304
Pre-paid advance agreement						$ 10,000,000
Debt instrument, convertible, triggered measuring period						6 months
Debt instrument, convertible, triggered principal amount					$ 1,145,407	$ 1,500,000														$ 1,500,000
Debt instrument, convertible, triggered periodic payment, premium, percentage					5.00%	5.00%											5.00%
Debt instrument, convertible, triggered percentage					50.00%	50.00%
Debt instrument, convertible, triggered periodic payment	$ 500,000				$ 1,521,581
Debt instrument, convertible, triggered periodic payment interest					318,904
Debt instrument, convertible, triggered periodic payment, early premium					$ 57,270
Debt instrument, convertible, triggered, extended measuring period																					6 months
Debt instrument, convertible, periodic payment, premium, percentage																			5.00%
Conversion of stock, amount converted		$ 259,588	$ 254,593
Conversion price (in dollars per share) | $ / shares		$ 1.50	$ 1.9887
Yorkville Pre-paid Advance | Yorkville | Common Stock
Short-Term Debt [Line Items]
Conversion of stock, shares issued (in shares) | shares		173,059	128,020
Yorkville Pre-paid Advance | Yorkville | Subsequent Event
Short-Term Debt [Line Items]
Share price (in dollars per share) | $ / shares																			$ 1.50
Debt instrument, convertible, triggered principal amount																				$ 1,500,000
Debt instrument, convertible, triggered periodic payment				$ 500,000
Debt instrument, convertible, periodic payment, premium, percentage																			5.00%
Yorkville Pre-paid Advance | Yorkville | Forecast
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered periodic payment																$ 500,000
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario One
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day						5
Debt instrument, convertible, threshold consecutive trading days | trading_day						7
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Two
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold consecutive trading days | trading_day						5
Debt instrument, convertible, triggered percentage						50.00%
Debt instrument, convertible, daily volume-weighted average price, floor price, percentage						110.00%
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Three
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered percentage						50.00%
Debt instrument, convertible, threshold trading day for price triggered | trading_day						1
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Four
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day					5
Debt instrument, convertible, triggered measuring period					6 months
Potential shares from Cable Car Loan
Short-Term Debt [Line Items]
Debt amount										$ 1,500,000
Debt instrument, interest rate, stated percentage										0.00%
Interest expense																	$ 353,530
Debt, term										13 months
Debt fee amount										$ 40,740
Unamortized debt issuance expense																	133,542
Long-term debt																	$ 1,366,458
Issuance of common stock (in shares) | shares										60,000
Conversion price (in dollars per share) | $ / shares										$ 6.00
Proceeds from issuance of debt										$ 1,500,000